UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10057

Everest Funds

(Exact name of registrant as specified in charter)

5805 S. 86th Circle

Omaha, Nebraska 68127

(Address of principal executive offices) (Zip code)

Vinod Gupta

5805 S. 86th Circle

Omaha, Nebraska 68127

(Name and address of agent for service)

Copies to:

John Baker, Esq.

Stradley Ronon Stevens & Young, LLP

1220 19th Street, N.W., Suite 600

Washington, DC 20036

Registrant's telephone number, including area code: (402) 593-4503

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Everest America Fund
Schedule of Investments as of January 31, 2008 (UNAUDITED)

		COMMON STOCKS	Shares	Market Value

	3.63%	Software
		Cognizant Technology Solutions Corp. *	4,500	$ 125,550
		Oracle Corporation *	8,400	172,620
				298,170
	4.00%	Hardware
		Apple Computer, Inc. *	1,000	135,360
		MEMC Electronic Materials, Inc. *	2,707	193,226
				328,586
	2.01%	Telecommunications
		Citizens Communications Co.	14,400	165,168
				165,168
	10.91%	Healthcare
		Celgene Corp. *	3,000	168,330
		Coventry Health Care, Inc. *	3,100	175,398
		Gilead Sciences, Inc. *	4,000	182,760
		Medco Health Solutions, Inc. *	4,000	199,920
		Thermo Electron Corp. *	3,293	169,557
				895,965
	8.65%	Consumer Services
		Abercrombie & Fitch Co.	2,500	198,975
		McDonalds Corp.	3,100	166,098
		Nordstrom, Inc.	5,100	198,135
		Supervalu Inc.	4,900	147,147
				710,355
	21.57%	Financial Services
		Aetna, Inc.	3,400	181,084
		Bear Stearns Companies, Inc.	1,800	161,370
		CME Group, Inc.	300	185,220
		ETrade Financial Corp. *	19,700	97,909
		Franklin Resources, Inc.	1,500	156,135
		Goldman Sachs Group, Inc.	800	159,640
		KIMCO Realty, Corp.	4,700	168,495
		Loews Corp.	3,900	181,389
		Prologis	2,800	166,152
		T Rowe Price Group, Inc.	3,000	151,770
		Vornado Realty Trust	1,800	162,540
				1,771,704
	6.14%	Consumer Goods
		Altria Group, Inc.	2,600	197,054
		Brown Forman Corp.	2,600	161,668
		UST, Inc.	2,800	145,600
				504,322
	19.58%	Industrial Materials
		Allegheny Technologies Inc.	1,900	133,551
		Archer Daniels Midland Co.	3,800	167,124
		Boeing Co.	1,900	158,042
		Cooper Industries Ltd.	3,600	159,984
		Deere & Co.	1,900	166,364
		PACCAR, Inc.	3,450	161,874
		PerkinElmer, Inc.	6,800	168,776
		Rockwell Automation Inc.	2,800	159,320
		Snap On, Inc.	3,700	181,744
		Textron, Inc.	2,700	151,497
				1,608,276
	6.46%	Utilities
		Constellation Energy Group, Inc.	2,000	187,460
		Exelon Corp.	2,300	175,030
		Sempra Energy	3,000	167,700
				$ 530,190
Everest America Fund
Schedule of Investments as of January 31, 2008 (UNAUDITED)
(Continued)

		COMMON STOCKS (Continued)	Shares	Market Value

	13.74%	Energy
		Chesapeake Energy Corp.	4,600	$ 170,936
		Chevron Corp.	2,200	183,150
		ConocoPhillips	2,200	176,242
		Halliburton Co.	4,600	152,582
		Marathon Oil Corp.	3,100	145,917
		Noble Corp.	3,400	148,512
		Schlumberger, Ltd.	2,000	150,800
				1,128,139

	96.69%	Total Common Stocks (Cost $7,763,933)		$ 7,940,874

		SHORT-TERM INVESTMENTS

		Fidelity Money Market, 4.92% +	283,455	283,455

	3.45%	Total Short-Term Investments (Cost $283,455)		$ 283,455

	100.14%	Total Investments (Cost $8,047,388)		$ 8,224,329

	-0.14%	Cash and Other Assets Less Liabilities		(11,684)

	100.00%	Total Net Assets		$ 8,212,646

		UNREALIZED APPRECIATION (DEPRECIATION)
		The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

		Unrealized Appreciation		952,289
		Unrealized Depreciation		(778,633)

		Net Unrealized Appreciation (Depreciation)		173,656

		Cost for Federal Income Tax Purposes		$ 8,050,673

*	Non-income producing security.

+	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of January 31, 2008.

(a)

Portfolio securities are valued at the last quoted sale price or closing values.  If this is unavailable, then the average of the closing bid and asked prices is used.  If there was no asked price the security is valued at the closing bid price on that day.  Debt instruments are valued at the average of the closing bid and asked prices.  If the security has less than 60 days to maturity it is valued at amortized cost.  All securities and assets for which market quotations are not readily available or any assets for which market quotations are not readily available or any security that the board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive and principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There has been no change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Everest Funds

By	/s/ VINOD GUPTA
Vinod Gupta, President and Treasurer

Date:  March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By	/s/ VINOD GUPTA
Vinod Gupta, President and Treasurer

Date:  March 26, 2008